Financial Instruments and Risk Management - Schedule of Foreign Currency Exchange Risk on Net Working Capital (Details) - Foreign Exchange Rate Risk [Member]	3 Months Ended
Jan. 31, 2025 USD ($)
Schedule of Foreign Currency Exchange Risk on Net Working Capital [Line Items]
Cash and cash equivalents	$ 115,615
Other receivables	50,322
Accounts payable and accrued liabilities	(220,920)
Due to related parties	(38,066)
Total foreign currency financial assets and liabilities	(93,049)
Impact of a 10% strengthening or weakening of foreign exchange rate	$ (9,305)